Provisions for pensions and similar obligations (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post Employment Plans [Abstract]
Present value of the obligations at beginning of year	R$ 24,013,207	R$ 22,001,609	R$ 20,769,126
Current service cost (Note 40)	2,774	3,142	14,605
Interest cost	2,087,484	2,029,099	2,170,639
Benefits paid	(1,960,103)	(1,876,014)	(1,834,681)
Actuarial (gains)/losses	3,908,350	1,674,908	871,308
Others	5,770	180,463	10,612
Present value of the obligations at end of year	R$ 28,057,482	R$ 24,013,207	R$ 22,001,609